Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Contract receivables | $	$ 3,622		$ 5,201
Less: allowance for doubtful accounts | $	(36)		(112)		$ (109)
Accounts receivable, net | $	$ 3,586		$ 5,089
ZHEJIANG TIANLAN
Contract receivables | ¥		¥ 165,262		¥ 177,632
Less: allowance for doubtful accounts | ¥		(26,484)		(24,047)		¥ (41,761)
Accounts receivable, net | ¥		¥ 138,778		¥ 153,585